Loss Per Share	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Loss Per Share
20.	LOSS PER SHARE

	For the six months ended June 30
	2019	2020
Basic and diluted loss per share	$(0.08)	$(0.04)

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the six months ended June 30
	2019	2020
Loss used in the computation of basic and diluted loss per share	$(12,275,009)	$	(7,005,889)

Weighted-average number of ordinary shares in the computation of basic loss per share	160,248,940		189,954,970

If the outstanding employee share options issued by ASLAN Cayman are converted to ordinary shares, they are anti-dilutive and excluded from the computation of diluted earnings per share. Potential ordinary shares arising from the aforementioned anti-dilutive outstanding employee share options are 2,370,640 and 8,179,975 shares for the six months ended June 30, 2019 and 2020, respectively.